Subsequent Events (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Summary of Distributions
Our board of directors has authorized cash distributions on the outstanding shares of our common stock based on daily record dates as follows:

Authorization Date	Period	Daily Distribution Amount	Annualized Rate (1)	Expected Payment
October 25, 2020	November 1, 2020 – November 30, 2020	$0.00136612	5%	December 2020
November 11, 2020	December 1, 2020 – December 31, 2020	$0.00136612	5%	January 2021
November 11, 2020	January 1, 2021 – January 31, 2021	$0.00136986	5%	February 2021
November 11, 2020	February 1, 2021 – February 28, 2021	$0.00136986	5%	March 2021
(1) Annualized rate is based on the $10.00 purchase price and assumes distributions are paid every day for a year at the daily distribution amount.

Distributions paid to holders of our common stock subsequent to December 31, 2019 were as follows:

Period	Date Paid	Daily Distribution Rate	Annualized Rate (1)	Amount
December 1, 2019 - December 31, 2019	January 10, 2020	$0.00136986	5.0%	$365,517
January 1, 2020 - January 31, 2020	February 10, 2020	$0.00136612	5.0%	$382,935
February 1 - February 29, 2020	March 9, 2020	$0.00136612	5.0%	$375,939

(1) Annualized rate is based on the $10.00 purchase price and assumes distributions are paid every day for a year at the daily distribution rate.

Distributions Declared - Common Stock

Our board of directors have declared cash distributions to holders of our common stock as follows:

Period	Daily Distribution Rate	Annualized Rate (1)	Expected Payment
March 1 - March 31, 2020	$0.00136612	5.0%	April 2020
April 1 - April 30, 2020	$0.00136612	5.0%	May 2020
May 1 - May 31, 2020	$0.00136612	5.0%	June 2020

(1) Annualized rate is based on the $10.00 purchase price and assumes distributions are paid every day for a year at the daily distribution rate.

Holders of our common stock may choose to receive cash distributions or purchase additional shares through our distribution reinvestment plan.

Dividends Paid - Preferred Stock

Dividends paid to holders of our preferred stock subsequent to December 31, 2019 were as follows:

Period	Date Paid	Daily Dividend Rate	Annualized Rate (1)	Amount
December 1, 2019 - December 31, 2019	January 10, 2020	$0.00150685	5.5%	$1,569
January 1, 2020 - January 31, 2020	February 10, 2020	$0.00150273	5.5%	$7,361
February 1 - February 29, 2020	March 9, 2020	$0.00150273	5.5%	$17,466

(1) Annualized rate is based on the $10.00 purchase price and assumes dividends are paid every day for a year at the daily dividend rate.

Dividends Declared - Preferred Stock

Pursuant to the terms of the preferred stock, our board of directors have declared cash dividends to holders of our preferred stock as follows:

Period	Daily Dividend Rate	Annualized Rate (1)	Expected Payment
March 1 - March 31, 2020	$0.00150273	5.5%	April 2020
April 1 - April 30, 2020	$0.00150273	5.5%	May 2020
May 1 - May 31, 2020	$0.00150273	5.5%	June 2020

(1) Annualized rate is based on the $10.00 purchase price and assumes dividends are paid every day for a year at the daily dividend rate.